Adoption of new and revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2024
First Time Adoption [Abstract]
Adoption of new and revised International Financial Reporting Standards	Adoption of new and revised International Financial Reporting Standards
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures titled Supplier Finance Arrangements

The Entity has adopted the amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures titled Supplier Finance Arrangements for the first time in the current year.

The amendments add a disclosure objective to IAS 7 stating that an entity is required to disclose information about its supplier finance arrangements that enables users of financial statements to assess the effects of those arrangements on the entity’s liabilities and cash flows. In addition, IFRS 7 is amended to add supplier finance arrangements as an example within the requirements to disclose information about an entity’s exposure to concentration of liquidity risk.

The amendments contain specific transition provisions for the first annual reporting period in which the group applies the amendments. Under the transitional provisions an entity is not required to disclose:

•comparative information for any reporting periods presented before the beginning of the annual reporting period in which the entity first applies those amendments.

•the information otherwise required by IAS 7:44H(b)(ii)–(iii) as at the beginning of the annual reporting period in which the entity first applies those amendments.

In the current year, the group has applied a number of amendments to IFRS Accounting Standards issued by the IASB that are mandatorily effective for an accounting period that begins on or after 1 January 2024. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Amendments to IAS 1 Classification of Liabilities as Current or Non-current
The Entity has adopted the amendments to IAS 1, published in January 2020, for the first time in the current year.

The amendments affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

Vesta has adopted the amendments to IAS 1 for the first time as of January 1, 2024. The amendments to IAS 1 specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

Amendments to IAS 1 Classification of Liabilities as Current or Non-current
The Entity has adopted the amendments to IAS 1, published in November 2022, for the first time in the current year.

The amendments specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or non-current). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).

The IASB also specifies that the right to defer settlement of a liability for at least twelve months after the reporting date is not affected if an entity only has to comply with a covenant after the reporting period. However, if the entity’s right to defer settlement of a liability is subject to the entity complying with covenants within twelve months after the reporting period, an entity discloses information that enables users of financial statements to understand the risk of the liabilities becoming repayable within twelve months after the reporting period. This would include information about the covenants (including the nature of the covenants and when the entity is required to comply with them), the carrying amount of related liabilities and facts and circumstances, if any, that indicate that the entity may have difficulties complying with the covenants.

Amendments to IFRS 16 Leases—Lease Liability in a Sale and Leaseback
The Entity has adopted the amendments to IFRS 16 for the first time in the current year.

The amendments to IFRS 16 add subsequent measurement requirements for sale and leaseback transactions that satisfy the requirements in IFRS 15 Revenue from Contracts with Customers to be accounted for as a sale. The amendments require the seller-lessee to determine ‘lease payments’ or ‘revised lease payments’ such that the seller-lessee does not recognize a gain or loss that relates to the right of use retained by the seller-lessee, after the commencement date.

The amendments do not affect the gain or loss recognized by the seller-lessee relating to the partial or full termination of a lease. Without these new requirements, a seller-lessee may have recognized a gain on the right of use it retains solely because of a remeasurement of the lease liability (for example, following a lease modification or change in the lease term) applying the general requirements in IFRS 16. This could have been particularly the case in a leaseback that includes variable lease payments that do not depend on an index or rate.

As part of the amendments, the IASB amended an Illustrative Example in IFRS 16 and added a new example to illustrate the subsequent measurement of a right-of-use asset and lease liability in a sale and leaseback transaction with variable lease payments that do not depend on an index or rate. The illustrative examples also clarify that the liability that arises from a sale and leaseback transaction that qualifies as a sale applying IFRS 15 is a lease liability.

A seller-lessee applies the amendments retrospectively in accordance with IAS 8 to sale and leaseback transactions entered into after the date of initial application, which is defined as the beginning of the annual reporting period in which the entity first applied IFRS 16.

New and revised IFRS Standards issued but not yet effective
At the date of authorization of these consolidated financial statements, the Entity has not applied the following new and amended IFRS Standards that have been issued but are not yet effective:

Amendments to IAS 21	Lack of Exchangeability

IFRS 18	Presentation and Disclosures in Financial Statements

IFRS 19	Subsidiaries without Public Accountability: Disclosures
(1)Effective for annual periods beginning on January 1, 2024
(2)Effective for annual periods beginning on January 1, 2025

The directors do not expect the adoption of the aforementioned standards to have a significant impact on the financial statements in future periods, except as indicated below:
Amendments to IAS 21 Effects of Changes in Foreign Currency Rates – Lack of Exchangeability

The amendments specify how to assess whether a currency is exchangeable, and how to determine the exchange rate when it is not.

The amendments state that a currency is exchangeable into another currency when an entity is able to obtain the other currency within a time frame that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations.
An entity assesses whether a currency is exchangeable into another currency at a measurement date and for a specified purpose. If an entity is able to obtain no more than an insignificant amount of the other currency at the measurement date for the specified purpose, the currency is not exchangeable into the other currency.

The assessment of whether a currency is exchangeable into another currency depends on an entity’s ability to obtain the other currency and not on its intention or decision to do so.

When a currency is not exchangeable into another currency at a measurement date, an entity is required to estimate the spot exchange rate at that date. An entity’s objective in estimating the spot exchange rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions.

The amendments do not specify how an entity estimates the spot exchange rate to meet that objective. An entity can use an observable exchange rate without adjustment or another estimation technique. Examples of an observable exchange rate include:

•a spot exchange rate for a purpose other than that for which an entity assesses exchangeability.
•the first exchange rate at which an entity is able to obtain the other currency for the specified purpose after exchangeability of the currency is restored (first subsequent exchange rate).

An entity using another estimation technique may use any observable exchange rate—including rates from exchange transactions in markets or exchange mechanisms that do not create enforceable rights and obligations—and adjust that rate, as necessary, to meet the objective as set out above.

When an entity estimates a spot exchange rate because a currency is not exchangeable into another currency, the entity is required to disclose information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments add a new appendix as an integral part of IAS 21. The appendix includes application guidance on the requirements introduced by the amendments. The amendments also add new Illustrative Examples accompanying IAS 21, which illustrate how an entity might apply some of the requirements in hypothetical situations based on the limited facts presented.

In addition, the IASB made consequential amendments to IFRS 1 to align with and refer to the revised IAS 21 for assessing exchangeability.

The amendments are effective for annual reporting periods beginning on or after 1 January 2025, with earlier application permitted. An entity is not permitted to apply the amendments retrospectively. Instead, an entity is required to apply the specific transition provisions included in the amendments.

The directors of the Entity anticipate that the application of these amendments may not have an impact on the Entity´s consolidated financial statements in future periods.

IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18 replaces IAS 1, carrying forward many of the requirements in IAS 1 unchanged and complementing them with new requirements. In addition, some IAS 1 paragraphs have been moved to IAS 8 and IFRS 7. Furthermore, the IASB has made minor amendments to IAS 7 and IAS 33 Earnings per Share.

IFRS 18 introduces new requirements to:

•present specified categories and defined subtotals in the statement of profit or loss
•provide disclosures on management-defined performance measures (MPMs) in the notes to the financial statements
•improve aggregation and disaggregation.

An entity is required to apply IFRS 18 for annual reporting periods beginning on or after 1 January 2027, with earlier application permitted. The amendments to IAS 7 and IAS 33, as well as the revised IAS 8 and IFRS 7, become effective when an entity applies IFRS 18. IFRS 18 requires retrospective application with specific transition provisions.
The directors of the Entity anticipate that the application of these amendments may not have an impact on the Entity´s consolidated financial statements in future periods.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

IFRS 19 permits an eligible subsidiary to provide reduced disclosures when applying IFRS Accounting Standards in its financial statements.

A subsidiary is eligible for the reduced disclosures if it does not have public accountability and its ultimate or any intermediate parent produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

IFRS 19 is optional for subsidiaries that are eligible and sets out the disclosure requirements for subsidiaries that elect to apply it.

An entity is only permitted to apply IFRS 19 if, at the end of the reporting period:

•it is a subsidiary (this includes an intermediate parent)
•it does not have public accountability, and
•its ultimate or any intermediate parent produces consolidated financial statements available for public use that comply with IFRS Accounting Standards.

A subsidiary has public accountability if:

• its debt or equity instruments are traded in a public market or it is in the process of issuing such instruments for trading in a public market (a domestic or foreign stock exchange or an over-the-counter market, including local and regional markets),

or

•it holds assets in a fiduciary capacity for a broad group of outsiders as one of its primary businesses (for example, banks, credit unions, insurance entities, securities brokers/dealers, mutual funds and investment banks often meet this second criterion).

Eligible entities can apply IFRS 19 in their consolidated, separate or individual financial statements. An eligible intermediate parent that does not apply IFRS 19 in its consolidated financial statement may do so in its separate financial statements.

The new standard is effective for reporting periods beginning on or after 1 January 2027 with earlier application permitted.

If an entity elects to apply IFRS 19 for a reporting period earlier than the reporting period in which it first applies IFRS 18, it is required to apply a modified set of disclosure requirements set out in an appendix to IFRS 19. If an entity elects to apply IFRS 19 for an annual reporting period before it applied the amendments to IAS 21, it is not required to apply the disclosure requirements in IFRS 19 with regard to Lack of Exchangeability.

The directors of the company do not anticipate that IFRS 19 will be applied for purposes of the consolidated financial statements of the Entity.